Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

15.	Cash and cash equivalents

For the purpose of the consolidated statement of financial position and the consolidated statement of cash flow, cash and short-term deposits comprise the following items:

	12-31-2025	12-31-2024
	ARS 000	ARS 000

Cash at banks and on hand	37,680,683	5,054,635

Bank balances accrue interest at variable rates based on the bank deposits daily rates. Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective fixed short-term deposit rates.